Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Employment Agreements

Each of the employment agreements to which our executives were a party expired as of December 31, 2015. Currently none of our executive officers are party to any employment agreement or compensatory arrangement, other than customary indemnification agreements.

Litigation

The Company is subject to certain claims and litigation arising in the normal course of business. In the opinion of management, the outcome of such matters will not have a materially adverse effect on the consolidated results of operations or financial position of the Company.

Environmental Remediation

Various federal, state, and local laws and regulations covering the discharge of materials into the environment, or otherwise relating to the protection of the environment, may affect the Company’s operations and the costs of its oil and gas exploration, development, and production operations. The Company does not anticipate that it will be required in the near future to expend significant amounts in relation to the consolidated financial statements taken as a whole by reason of environmental laws and regulations, and appropriately no reserves have been recorded.

Lease Agreement

The Company entered into an operating lease agreement for its primary facility in October 2014. The lease will expire in October 2021. Future minimum annual lease payments are as follows:

Amount
2016	$478,040
2017	455,600
2018	411,768
2019	422,301
2020	432,835
Thereafter	368,011

Total	$2,568,555

Rent expense was $404,000 and $337,000 for the years ended December 31, 2015 and 2014, respectively. Included in rent expense for 2014 was $88,000 representing the acceleration of the office rent for our previous Fort Worth corporate office that was subleased in December 2014.

Rig Contract

As of December 31, 2015, the Company had one drilling rig under contract. The contract provides for a drilling rate that is indexed on a monthly basis to the West Texas Intermediate (Cushing) average price for that particular month. The current daily drilling rate is $19,000. The rig contract terminates on July 20, 2016. The early termination fee is equal to 75% of the highest month operating rate earned during the 2016 contract period times the number of days remaining on the contract term. Using the $19,000 daily rate, as of December 31, 2015 the minimum remaining commitment per the terms of the agreement is approximately $3.8 million.